REVENUE - Summary of Net Revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	$ 5,150	$ 7,068	$ 10,143	$ 13,074
Total Revenues	5,578	7,567	11,039	14,024
Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	(13)	(20)	(34)	(43)
Industrial Activities
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	5,150	7,068	10,143	13,074
Total Revenues	5,163	7,091	10,171	13,127
Industrial Activities | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	5,150	7,068	10,143	13,074
Industrial Activities | Operating segments | Agriculture
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	2,541	3,095	4,785	5,585
Industrial Activities | Operating segments | Construction
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	420	757	842	1,397
Industrial Activities | Operating segments | Commercial and Specialty Vehicles
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	1,739	2,698	3,760	5,112
Industrial Activities | Operating segments | Powertrain
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	763	1,133	1,516	2,169
Industrial Activities | Eliminations and Other
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	(313)	(615)	(760)	(1,189)
Financial Services
Disaggregation of Revenue [Line Items]
Revenues from sales of goods and services	0	0	0	0
Total Revenues	441	519	930	993
Financial Services | Operating segments
Disaggregation of Revenue [Line Items]
Total Revenues	441	519	930	993
Financial Services | Eliminations and Other
Disaggregation of Revenue [Line Items]
Total Revenues	$ (13)	$ (20)	$ (34)	$ (43)